INCOME TAXES (Details Narrative) - Lewis and Clark Pharmaceuticals, Inc. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Net operating loss carryforwards	$ 2,971,000
Expiration period for tax credit	2032 through 2036
Increased in valuation allowance	$ 380,000	$ 324,000